Net Financial Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income
Financial income	$ 86	$ 190	$ 7,612
Total financial income	86	190	7,612
Financial costs
Amortization and write-off of deferred loan issuance costs			8,878
Interest expense on loans			53,694
Interest expense on leases	4,946	4,662	3,785
Other financial costs including bank commissions	97	168	703
Total financial costs	$ 5,043	$ 4,830	67,060
Unamortized loan fees written off to profit or loss			$ 5,831